Lease liabilities - Schedule of lease liabilities by currency (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Detailed Information About Leases Payments [Line Items]
TOTAL LEASE LIABILITIES	€ 31,969	€ 53,574	€ 56,822
EUR
Disclosure Of Detailed Information About Leases Payments [Line Items]
TOTAL LEASE LIABILITIES	1,479	24,694
SEK
Disclosure Of Detailed Information About Leases Payments [Line Items]
TOTAL LEASE LIABILITIES	28,308	27,314
Other
Disclosure Of Detailed Information About Leases Payments [Line Items]
TOTAL LEASE LIABILITIES	€ 2,182	€ 1,566